UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09425
                                                    ----------------------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           ---------------------
                        Date of fiscal year end: March 31
                                                ---------------
                   Date of reporting period: December 31, 2010
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           FIRST
                                              FIRST                 DECEMBER 31,     % OF       % OF     AVAILABLE
                                           ACQUISITION                  2010      INVESTMENT  MEMBERS'  REDEMPTION
              INVESTMENT FUND****             DATE       COST (a)  FAIR VALUE (b)  FUND HELD   CAPITAL     DATE**     LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
COMMODITY TRADING ADVISOR
   Balestra Capital Partners, L.P.         08/01/2010  $ 6,000,000 $    5,647,457       0.66%     4.53% 09/30/2011     Quarterly
   Cipher Composite Fund Limited
      Partnership                          03/01/2004    3,256,165      5,708,464      11.72      4.57      N/A         Monthly
   Peak Select Partners L.P.               06/01/2010    5,490,000      5,520,270       3.56      4.42      N/A         Monthly
   Quantitative Global 1X Fund LLC         05/01/2009    5,200,000      5,128,935       7.67      4.11      N/A         Monthly
   R.G. Niederhoffer Global Fund, L.P. I   09/01/2010    6,000,000      5,369,128       3.53      4.30      N/A         Monthly
                                                       -----------------------------------------------
Total Commodity Trading Advisor                         25,946,165     27,374,254                21.93

DISTRESSED SECURITIES
   Harbinger Class L Holdings (U.S.), LLC  01/01/2009       29,941        216,351       0.09      0.17      N/A          *****
   Harbinger Class PE Holdings (U.S.)
      Trust                                01/01/2009      567,655        872,042       0.34      0.70      N/A          *****
   Mason Capital, L.P.                     12/01/2009    4,410,000      4,974,026       0.32      3.99      N/A         Annually
                                                       -----------------------------------------------
Total Distressed Securities                              5,007,596      6,062,419                 4.86

EVENT DRIVEN
   Brownstone Partners Catalyst Fund, LLC  10/01/2009    7,000,000      7,539,446       9.42      6.04      N/A    Monthly/Quarterly
   Camulos Partners LP                     11/01/2005    1,193,021        437,705       1.73      0.35      N/A          *****
   Camulos Partners LP - Side Pocket       05/01/2009    3,525,813        399,396       1.59      0.32      N/A          *****
   Castlerigg Partners, L.P. - Special
      Situation                            01/01/2009      824,339        753,648       7.63      0.61      N/A          *****
   Gruss Global Investors (Enhanced), L.P. 05/01/2010    5,800,000      5,702,409       2.66      4.57      N/A        Quarterly
   Owl Creek II, L.P.                      02/01/2005    4,582,193      7,976,137       0.58      6.39      N/A          *****
   Owl Creek II, L.P. - Side Pocket        05/01/2009      735,989        839,409       0.06      0.67      N/A          *****
                                                       -----------------------------------------------
Total Event Driven                                      23,661,355     23,648,150                18.95

GLOBAL CAPITAL MARKETS ARBITRAGE
   Aristeia Partners, L.P.                 01/01/2001    4,307,411      7,117,485       1.89      5.70      N/A        Quarterly
   Chestnut Fund Ltd. Class - A            04/01/2009       20,312         27,298       0.03      0.02      N/A          *****
   DKR SoundShore Oasis Fund L.P.          07/01/2006      318,815        392,137       0.42      0.32      N/A          *****
                                                       -----------------------------------------------
Total Global Capital Markets Arbitrage                   4,646,538      7,536,920                 6.04

LONG/SHORT EQUITY
   Artis Partners 2X (Institutional), L.P. 01/01/2002    3,023,182      7,064,127       1.37      5.66      N/A        Quarterly
   Asian Century Quest Fund (QP), L.P.     05/01/2010    5,800,000      5,970,135       1.72      4.78      N/A        Quarterly
   Bay II Resource Partners, L.P.          01/01/2010    2,274,059      2,657,617       0.23      2.13      N/A        Quarterly
   Cobalt Partners, L.P.                   03/01/2010    5,700,000      5,978,459       0.35      4.79  06/30/2011   Semiannually
   Ecofin General Partner Side Pocket      02/01/2009      477,789        390,395       7.58      0.31      N/A          *****
   Kingdon Associates                      07/01/2004    1,000,000      1,074,918       0.06      0.86      N/A        Quarterly
   Millgate Partners II, L.P.              08/01/2009    5,100,000      4,523,358       1.10      3.63      N/A        Quarterly
   Scopia PX, LLC                          11/01/2009    4,620,000      4,685,866       1.14      3.76      N/A    Monthly/Quarterly
                                                       -----------------------------------------------
Total Long/Short Equity                                 27,995,030     32,344,875                25.92

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2010 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                                            FIRST
                                        FIRST                    DECEMBER 31,       % OF        % OF      AVAILABLE
                                     ACQUISITION                     2010         INVESTMENT   MEMBERS'   REDEMPTION
         INVESTMENT FUND****             DATE      COST(a)       FAIR VALUE(b)    FUND HELD    CAPITAL      DATE**     LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
   Citadel Wellington LLC            01/01/2005   $  2,149,944   $    3,975,179         0.18%      3.19%      N/A        Quarterly
   Eos Partners, L.P.                10/01/1999        900,300        1,282,794         0.37       1.03       N/A          *****
   QVT Associates II Holdings Ltd.   12/01/2009        697,733          899,168         0.10       0.72       N/A          *****
   QVT Associates II LP              11/01/2006      5,135,093        6,056,187         0.64       4.85       N/A          *****
                                                  -----------------------------------------------------
Total Multi-Strategy                                 8,883,070       12,213,328                    9.79

OIL AND NATURAL GAS
   AAA Asset Management LP           05/01/2009      5,214,017        4,865,401         6.86       3.90        N/A         Monthly
                                                  -----------------------------------------------------
Total Oil and Natural Gas                            5,214,017        4,865,401                    3.90

REINSURANCE
   Nephila Catastrophe Fund L.P.     06/01/2009      4,173,672        4,732,335         6.32       3.79       N/A        Quarterly
                                                  -----------------------------------------------------
Total Reinsurance                                    4,173,672        4,732,335                    3.79

STRUCTURED CREDIT
   Zais Opportunity Domestic Feeder
      Fund, LP                       11/01/2006      2,985,896        3,480,966         3.55       2.79       N/A        Quarterly
                                                  -----------------------------------------------------
Total Structured Credit                              2,985,896        3,480,966                    2.79
                                                  -----------------------------------------------------
   TOTAL                                          $108,513,339   $  122,258,648                   97.97%
                                                  -----------------------------------------------------
   OTHER ASSETS, LESS LIABILITIES*                                    2,536,365                    2.03
                                                                 --------------                --------
   MEMBERS' CAPITAL - NET ASSETS                                 $  124,795,013                  100.00%
                                                                 ==============                ========

  (a) At March 31, 2010, the cost of investments for Federal income tax purposes was estimated at $166,823,727. For Federal income tax purposes at March 31, 2010, accumulated net unrealized depreciation on investments was $41,629,454 consisting of $6,578,374 gross unrealized appreciation and $48,207,828 gross unrealized depreciation.

  (b) The Company's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the investment funds' manager pursuant to the investment funds' agreement. The underlying investments of each Investment Fund are accounted for at fair value as described in each funds' financial statements.

    * Includes $9,337,507 invested in a PFPC Trust Company account, which is 7.48% of net assets.

   ** From original investment date.

  *** Available frequency of redemptions after initial lock-up period.

  N/A Initial lock-up period has either expired on or prior to December 31, 2010 or Investment Fund did not have an initial lock-up period.

 **** Detailed information about the Investments Funds' portfolio is not available.

***** As of December 31, 2010, this underlying Investment Fund has notified the
      Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2010 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      During the period ended December 31, 2010, Advantage Advisors Whistler Fund, L.L.C. (the "Company") followed U.S. generally accepted accounting principles (hereafter referred to as "Authoritative Guidance") for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

      Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

      Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

      The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the period ended December 31, 2010.

      The following is a summary of the inputs used as of December 31, 2010, in valuing the Company's investments at fair value:

-----------------------------------------------------------------------------------------------------------
                                   TOTAL FAIR VALUE                        LEVEL 2             LEVEL 3
                                          AT                          OTHER SIGNIFICANT   OTHER SIGNIFICANT
                                     DECEMBER 31,        LEVEL 1          OBSERVABLE         UNOBSERVABLE
DESCRIPTION                              2010         QUOTED PRICES         INPUTS              INPUTS
-----------------------------------------------------------------------------------------------------------
Commodity Trading Advisor          $     27,374,254   $          --   $              --   $      27,374,254
Distressed Securities                     6,062,419              --                  --           6,062,419
Event Driven                             23,648,150              --                  --          23,648,150
Global Capital Markets Arbitrage          7,536,920              --                  --           7,536,920
Long/Short Equity                        32,344,875              --                  --          32,344,875
Multi-Strategy                           12,213,328              --                  --          12,213,328
Oil and Natural Gas                       4,865,401              --                  --           4,865,401
Reinsurance                               4,732,335              --                  --           4,732,335
Structured Credit                         3,480,966              --                  --           3,480,966
-----------------------------------------------------------------------------------------------------------
Total Assets                       $    122,258,648   $          --   $              --   $     122,258,648
-----------------------------------------------------------------------------------------------------------

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2010 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      Authoritative Guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                              CHANGE IN
                                                              UNREALIZED                        TRANSFERS IN
                          BALANCE AS OF   REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR OUT OF     BALANCE AS OF
DESCRIPTION              MARCH 31, 2010        (LOSS)        DEPRECIATION        (SALES)          LEVEL 3      DECEMBER 31, 2010
--------------------------------------------------------------------------------------------------------------------------------
Commodity Trading
   Advisor               $   13,306,806   $     1,306,066   $     (369,233)  $    13,130,615   $          --   $      27,374,254
Distressed Securities         9,003,005           707,100         (199,985)       (3,447,701)             --           6,062,419
Event Driven                 25,638,421          (807,465)        (146,991)       (1,035,815)             --          23,648,150
Global Capital Markets
   Arbitrage                 10,916,241         1,195,342         (568,469)       (4,006,194)             --           7,536,920
Long/Short Equity            35,674,933         2,404,697       (1,896,260)       (3,838,495)             --          32,344,875
Multi-Strategy               14,126,658           737,617          459,228        (3,110,175)             --          12,213,328
Oil and Natural Gas           6,294,191           (85,983)        (142,807)       (1,200,000)             --           4,865,401
Reinsurance                   7,100,514           311,388          (41,851)       (2,637,716)             --           4,732,335
Structured Credit             3,133,504          (287,516)       1,898,569        (1,263,591)             --           3,480,966
--------------------------------------------------------------------------------------------------------------------------------
Total                    $  125,194,273   $     5,481,246   $   (1,007,799)  $    (7,409,072)  $          --   $     122,258,648
--------------------------------------------------------------------------------------------------------------------------------

      Net change in unrealized appreciation/depreciation on Level 3 assets still held as of December 31, 2010 is $(1,514,030).

      The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of December 31, 2010. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of December 31, 2010.

      COMMODITY TRADING ADVISOR

      The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy provide monthly to quarterly liquidity and are generally subject to a 3 to 45 day redemption notice period and approximately 79 percent can be redeemed with no restrictions as of December 31, 2010. The remaining 21 percent can also be redeemed subject to a 1 year lock up.

      DISTRESSED SECURITIES

      The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 18 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 82 percent of the Investment Funds can be redeemed with no restrictions as of December 31, 2010.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2010 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      EVENT DRIVEN

      The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide monthly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 10 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 90 percent of the Investment Funds can be redeemed subject to a 25 percent gate (58 percent) and 32 percent can be redeemed with no restrictions.

      GLOBAL CAPITAL MARKETS ARBITRAGE

      The Investment Funds in the global capital markets arbitrage strategy focus primarily on convertible arbitrage and debt, generally by utilizing a bottoms-up, value-oriented investment style. The Investment Funds within this strategy provide quarterly liquidity and are generally subject to a 60 day redemption notice period. Investment Funds representing approximately 6 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 94 percent of the Investment Funds can be redeemed subject to a 12.5 percent gate.

      LONG/SHORT EQUITY

      The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 90 day redemption notice period. Investment Funds representing approximately 1 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 99 percent of the Investment Funds, 25 percent can be redeemed with no restrictions as of December 31, 2010. The remaining 74 percent can also be redeemed subject to a 50 percent gate and a 4 percent redemption fee (18 percent), a 20 percent gate (23 percent), a 1 percent redemption fee (14 percent), and 19 percent is subject to a one year lock up expiring in March 2011.

      MULTI-STRATEGY

      The Investment Funds in this strategy strive to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 23 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 77 percent of the Investment Funds can be redeemed subject to a 10 percent gate (45 percent) and a 3 percent gate (32 percent).

      OIL AND NATURAL GAS

      The Investment Fund in the oil and natural gas strategy seeks to achieve capital appreciation primarily through the speculative trading of commodity interests. The Investment Fund within this strategy provides monthly liquidity and is generally subject to a 15 day redemption notice period and can be redeemed subject to a 25 percent gate.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2010 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

      REINSURANCE

      The Investment Fund in the reinsurance strategy is based on the investment return of various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to property insurance risk. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 90 day redemption notice period and can be redeemed subject to a 25 percent gate.

      STRUCTURED CREDIT

      The Investment Fund in the structured credit strategy strives to achieve above average total return within the structured credit markets regardless of market conditions or general direction of interest rates. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 90 day redemption notice period and can be redeemed subject to a 15 percent gate.

      A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Advantage Advisers Whistler Fund, L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*       /s/ Bryan Mckigney
                           -----------------------------------------------------
                                Bryan McKigney, Chief Executive Officer
                                (principal executive officer)

Date     February 22, 2011
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Bryan Mckigney
                           -----------------------------------------------------
                                Bryan McKigney, Chief Executive Officer
                                (principal executive officer)

Date     February 22, 2011
      --------------------------------------------------------------------------

By (Signature and Title)*       /s/ Vineet Bhalla
                           -----------------------------------------------------
                                Vineet Bhalla, Principal Financial Officer
                                (principal financial officer)

Date     February 22, 2011
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.